CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash and cash equivalents	$ 167,905	$ 73,695	$ 170,039
Accounts receivable, net	98,715	130,337	81,644
Short-term investments	128,341	224,359	490,967
Inventory	205,489	169,567	114,556
Prepaid expenses and other current assets	37,897	50,893	15,300
Deferred cost of goods sold	3,456	4,304	1,816
Restricted cash, current	12,565	12,565	12,105
Total current assets	654,368	665,720	886,427
Property, plant, and equipment, net	110,425	107,552	62,246
Operating lease right-of-use assets	18,661	20,274	24,282
Restricted cash, net of current portion		0	460
Long-term inventory prepayment	10,000	10,000	0
Other assets	37,261	36,913	8,472
Total assets	830,715	840,459	981,887
Current liabilities
Accounts payable	92,158	57,822	53,404
Accrued liabilities	25,262	33,551	20,634
Deferred revenue, current	35,401	30,017	13,821
Operating lease liabilities, current	5,998	6,876	4,084
Debt, current	177,735	122,692	0
Derivative liability	135,678	0
Total current liabilities	472,232	250,958	91,943
Debt, non-current	0	0	110,999
Deferred revenue, non-current	49,994	37,381	22,585
Operating lease liabilities, non-current	17,241	18,098	20,963
Other long-term liabilities	20,532	17,164	15,245
Total liabilities	559,999	323,601	261,735
Commitments and contingencies (Note 8)
Stockholders’ equity:
Common stock	22	22	22
Preferred stock	0	0	0
Additional paid-in capital	1,610,783	1,613,556	1,578,943
Accumulated deficit	(1,340,152)	(1,096,175)	(858,225)
Accumulated other comprehensive loss	63	(545)	(588)
Total stockholders’ equity	270,716	516,858	720,152
Total liabilities and stockholders’ equity	$ 830,715	$ 840,459	$ 981,887